Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Operations

1. Business Operations

        ADS Waste Holdings, Inc. (the "Company," "ADS Waste" or "ADS") together with its consolidated subsidiaries is a nonhazardous solid waste services company providing collection, transfer, recycling and disposal services to customers in the Southeast, Midwest and Eastern regions of the United States, as well as in the Commonwealth of the Bahamas. The Company is wholly owned by ADS Waste Holdings Corp. (the "Parent").

        The Company currently manages and evaluates its principal operations through three reportable operating segments on a regional basis. Those operating segments are the South, East and Midwest regions which provide collection, transfer, disposal and recycling services. Additional information related to segments can be found in Note 8.

        Seven acquisitions were completed during the nine months ended September 30, 2015 for aggregate prices consisting of cash of $25.0 and notes payable of $3.3 subject to net working capital adjustments, which are expected to be completed within one year. Six acquisitions were completed during the nine months ended September 30, 2014 for a purchase price of $8.7. The results of operations of each acquisition are included in our condensed consolidated statements of operations subsequent to the closing date of each acquisition.

        The Company disposed of certain businesses in the South segment for strategic reasons in June 2015 and recorded a loss on disposal of $10.9 for the nine months ending September 30, 2015. In connection with the sale, the Company impaired certain assets in the amount of $4.3 in the nine months ending September 30, 2015. Further, the Company strategically concluded not to pursue permitting on a landfill site and therefore recorded a non-cash impairment charge of $2.1 primarily for permitting costs in the nine months ending September 30, 2015. No impairments or loss on disposal of businesses were recorded for the nine months ending September 30, 2014.

Business Operations
Business Operations
ADS Waste Holdings, Inc. (the “Company” or “ADS Waste”) together with its consolidated subsidiaries, as a consolidated entity, is a regional environmental services company providing nonhazardous solid waste collection, transfer, recycling and disposal services to customers in the Southeast, Midwest and Eastern regions of the United States, as well as in the Commonwealth of the Bahamas. The Company is wholly owned by ADS Waste Holdings Corp. (the “Parent”).
The Company currently manages and evaluates our principal operations through three reportable operating segments on a regional basis. Those operating segments are the South, East and Midwest regions which provide collection, transfer, disposal (in both solid waste and non-hazardous waste landfills), recycling services and billing services. Additional information related to our segments can be found in Note 22.
On November 20, 2012, ADS Waste purchased Veolia ES Solid Waste, Inc. from Veolia Environnment S.A. for $1,900 and changed the name to MWStar Holdings Corp (“Veolia ES Solid Waste division”). The consolidated company does business as ADS Waste Holdings, Inc.